Nature of operations	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Abstract]
Nature of operations	Nature of operations
B2Gold Corp. (“B2Gold” or the “Company”) is a Vancouver-based gold producer with three operating mines. The Company operates the Fekola Mine in Mali, the Masbate Mine in the Philippines and the Otjikoto Mine in Namibia. The Company also has a 50% joint operation interest in the Gramalote Property in Colombia. The Company had an approximately 33% interest in Calibre Mining Corp. ("Calibre"). Subsequent to December 31, 2021, the Company's interest in Calibre was diluted to approximately 25%. The Company also has an approximately 19% interest in BeMetals Corp. ("BeMetals"). In addition, the Company has a portfolio of evaluation and exploration assets in other countries including Mali, Uzbekistan and Finland. On November 30, 2021, the Company completed the sale of its 81% interest in the Kiaka Project in Burkina Faso (see Note 8).

B2Gold is a public company listed on the Toronto Stock Exchange under the symbol “BTO”, the NYSE American LLC under the symbol “BTG” and the Namibian Stock Exchange under the symbol “B2G”. B2Gold’s head office is located at Suite 3400, Park Place, 666 Burrard Street, Vancouver, British Columbia, V6C2X8.